Interest and Finance Costs (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Interest and Finance Costs [Abstract]
Interest on long-term debt	$ 3,310	$ 103
Amortization of debt issuance costs	120	20
Other	12	1
Total	3,442	124
Related Party Costs [Abstract]
Convertible notes interest expense	561	60
Convertible notes amortization of debt discount (Note 3)	376	89
Total	$ 937	$ 149